OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Bank obligations noncurrent (Details) - CLP ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings
Other non-current financial liabilities	$ 675,767,201,000	$ 721,570,587,000
Bank loans
Disclosure of detailed information about borrowings
Other non-current financial liabilities	13,057,542,000	17,736,697,000
Envases Central S.A. | Bank loans | Bice 2.10% Effective Rate Semiannual Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	$ 2,092,245,000
Borrowings, interest rate	2.10%
Effective interest rate percentage	2.10%
Envases Central S.A. | Bank loans | Banco Bice 3.43% Effective Rate Semiannual Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 933,549,000
Borrowings, interest rate		3.43%
Effective interest rate percentage		3.43%
Envases Central S.A. | Bank loans | More than 1 year up to 2 years | Bice 2.10% Effective Rate Semiannual Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	$ 2,092,245,000
Envases Central S.A. | Bank loans | More than 1 year up to 2 years | Banco Bice 3.43% Effective Rate Semiannual Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 933,549,000
Rio De Janeiro Refrescos Ltda | Bank loans | Alfa 7.48% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	$ 1,003,688,000
Borrowings, interest rate	7.50%
Effective interest rate percentage	7.48%
Rio De Janeiro Refrescos Ltda | Bank loans | Itau 6.60% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	$ 876,005,000
Borrowings, interest rate	6.60%
Effective interest rate percentage	6.60%
Rio De Janeiro Refrescos Ltda | Bank loans | Santander 7.20% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	$ 5,909,334,000
Borrowings, interest rate	7.20%
Effective interest rate percentage	7.20%
Rio De Janeiro Refrescos Ltda | Bank loans | Banco Itau 4.50% Effective Rate Quarterly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	$ 3,176,270,000
Borrowings, interest rate	4.50%
Effective interest rate percentage	4.50%
Rio De Janeiro Refrescos Ltda | Bank loans | Banco Itau 6.63% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 2,464,272,000
Borrowings, interest rate		6.63%
Effective interest rate percentage		6.63%
Rio De Janeiro Refrescos Ltda | Bank loans | Banco Santander 7.15% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 8,019,264,000
Borrowings, interest rate		7.15%
Effective interest rate percentage		7.15%
Rio De Janeiro Refrescos Ltda | Bank loans | Banco Itau 4.50% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 6,319,612.000
Borrowings, interest rate		4.50%
Effective interest rate percentage		4.50%
Rio De Janeiro Refrescos Ltda | Bank loans | More than 1 year up to 2 years | Alfa 7.48% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	$ 125,461,000
Rio De Janeiro Refrescos Ltda | Bank loans | More than 1 year up to 2 years | Itau 6.60% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	504,700,000
Rio De Janeiro Refrescos Ltda | Bank loans | More than 1 year up to 2 years | Santander 7.20% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	1,593,608,000
Rio De Janeiro Refrescos Ltda | Bank loans | More than 1 year up to 2 years | Banco Itau 4.50% Effective Rate Quarterly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	3,176,270,000
Rio De Janeiro Refrescos Ltda | Bank loans | More than 1 year up to 2 years | Banco Itau 6.63% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 1,485,327,000
Rio De Janeiro Refrescos Ltda | Bank loans | More than 1 year up to 2 years | Banco Santander 7.15% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		1,985,981,000
Rio De Janeiro Refrescos Ltda | Bank loans | More than 1 year up to 2 years | Banco Itau 4.50% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		4,213,075.000
Rio De Janeiro Refrescos Ltda | Bank loans | More than 2 years up to 3 years | Alfa 7.48% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	125,461,000
Rio De Janeiro Refrescos Ltda | Bank loans | More than 2 years up to 3 years | Itau 6.60% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	197,779,000
Rio De Janeiro Refrescos Ltda | Bank loans | More than 2 years up to 3 years | Santander 7.20% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	1,202,096,000
Rio De Janeiro Refrescos Ltda | Bank loans | More than 2 years up to 3 years | Banco Itau 6.63% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		547,219,000
Rio De Janeiro Refrescos Ltda | Bank loans | More than 2 years up to 3 years | Banco Santander 7.15% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		3,042,278,000
Rio De Janeiro Refrescos Ltda | Bank loans | More than 2 years up to 3 years | Banco Itau 4.50% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		2,106,537.000
Rio De Janeiro Refrescos Ltda | Bank loans | More than 3 years up to 4 years | Alfa 7.48% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	125,461,000
Rio De Janeiro Refrescos Ltda | Bank loans | More than 3 years up to 4 years | Itau 6.60% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	44,639,000
Rio De Janeiro Refrescos Ltda | Bank loans | More than 3 years up to 4 years | Santander 7.20% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	663,779,000
Rio De Janeiro Refrescos Ltda | Bank loans | More than 3 years up to 4 years | Banco Itau 6.63% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		431,726,000
Rio De Janeiro Refrescos Ltda | Bank loans | More than 3 years up to 4 years | Banco Santander 7.15% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		2,832,515,000
Rio De Janeiro Refrescos Ltda | Bank loans | More than 4 years up to 5 years | Alfa 7.48% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	627,305,000
Rio De Janeiro Refrescos Ltda | Bank loans | More than 4 years up to 5 years | Itau 6.60% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	128,887,000
Rio De Janeiro Refrescos Ltda | Bank loans | More than 4 years up to 5 years | Santander 7.20% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	$ 2,449,851,000
Rio De Janeiro Refrescos Ltda | Bank loans | More than 4 years up to 5 years | Banco Santander 7.15% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 158,490,000